Notes Payable (Details) - USD ($)	Sep. 30, 2016	Dec. 31, 2015
Years ending December 31:
2016		$ 61,192
2017		1,589,660
2018		1,666,667
2019		1,666,667
2020		138,889
Notes Payable, balance as of September 30, 2016	$ 5,123,075
Unamortized discount on notes payable	(804,918)
Notes Payable, balance as of September 30, 2016	3,083,971	0
Current portion of notes payable	(1,234,186)	0
Non-current portion of notes payable	$ 3,083,971	$ 0